Schedule of unvested restricted stock units activity (Details) - 2022 Share Incentive Plan [Member] - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Awarded and Unvested, Beginning Balance | shares	787,490
Weighted average grant date fair value, Awarded and Unvested, Beginning Balance | $ / shares	$ 3.50
Number of RSUs, Granted | shares
Weighted average grant date fair value, Granted | $ / shares
Number of RSUs, Vested | shares	(408,001)
Weighted average grant date fair value, Vested | $ / shares	$ 3.64
Number of RSUs, Canceled/forfeited | shares	(28,190)
Weighted average grant date fair value, Canceled/forfeited | $ / shares	$ 2.49
Number of RSUs, Awarded and Unvested, Ending Balance | shares	351,299
Weighted average grant date fair value, Awarded and Unvested, Ending Balance | $ / shares	$ 3.43
Number of RSUs, Expected to vest | shares	873,053
Weighted average grant date fair value, Awarded and Unvested, Ending Balance | $ / shares	$ 4.31